THE GUARDIAN LIFE INSURANCE
  COMPANY OF AMERICA
7 Hanover Square
New York, New York 10004

May 10, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

FILE NUMBER:  333-92475 and 811-09725
REGISTRANT:   GUARDIAN SEPARATE ACCT N OF THE GUARDIAN INS & ANNUITY CO

Re: Rule 497(j) Filing

Commissioners:

In lieu of filing under paragraph (c) of Section 497, the undersigned hereby certifies that:

(1) The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-1A filed by the registrant, and

(2) The text of the most recent post-effective amendment to the registration statement filed on form N-1A has been filed electronically.

Please acknowledge receipt of this certification by Compuserve electronic mail.

Sincerely,


         /s/ Lori E. Bostrom
   ----------------------------
           Lori E. Bostrom
             Counsel